FIRST TRUST PRIVATE ASSETS
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Number of
Shares		Cost	Fair Value
	Closed-End Funds (8.37%)
40,067	Pomona Investment Fund *	$600,000	$600,000
9,340	Stepstone Private Markets Fd 1 *	450,000	461,301
	Total Closed-End Funds (cost $1,050,000) (8.37%)	1,050,000	1,061,301

	Common Stocks (12.76%)
	Enterprise Software (4.10%)
3,570	Workrise Technologies, Inc. *,b	519,792	519,792

	Financial (3.67%)
20,000	Chime Financial, Inc. *,b,c	464,900	464,900

	Food -Retail (1.60%)
5,615	Misfits Markets, Inc. *,b	208,837	202,538

	Gaming & Entertainment (3.39%)
1,000	Epic Games, Inc. *,b	494,000	430,000
	Total Common Stocks (cost $1,687,529) (12.76%)	1,687,529	1,617,230

	Preferred Securities (1.42%)
	Consumer Staples (1.42%)
4,243	Misfits Markets, Inc. - Preferred *,b,c	180,440	180,328
	Total Preferred Securities (cost $180,440) (1.42%)	180,440	180,328

	Private Investment Funds (54.22%)
N/A [d]	137 Holdings SXVII, LLC *,b	20,530	25,366
N/A [d]	137 Holdings SXX, LLC *,b	380,000	447,627
N/A [d]	137 Opportunity Fund, LP *,b	282,688	272,206
N/A [d]	137 Ventures VI, LP *,b	135,660	135,660
N/A [d]	Arlington Capital Partners VI, L.P. *,b	416,810	412,775
N/A [d]	Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P. *,b	36,879	37,648
N/A [d]	Hedosophia Partners III L.P. *	355,471	291,730
N/A [d]	Hedosophia Partners V L.P. *	214,261	194,094
N/A [d]	Hedosophia Partners V Parallel L.P. *	90,522	95,642
N/A [d]	HS Investments EU21 *,b	35,898	39,065
N/A [d]	HS Investments EU23 L.P. *,b	357,898	364,857
N/A [d]	HS Investments IV M L.P. *,b	358,678	389,585
N/A [d]	HS Investments V F L.P. *,b	603,955	822,462
N/A [d]	Point 72 Hyperscale, L.P. *,a,b	100,517	116,841
N/A [d]	Quiet ML L.P. *,b	28,560	26,898
N/A [d]	Quiet SPV R9, L.P. *,b	635,209	633,631
N/A [d]	Quiet Venture II, L.P. *,b	319,435	304,376
N/A [d]	Quiet Venture III, L.P. *,b	125,000	119,851
N/A [d]	RA Capital Nexus Fund II, LP *,b	212,382	215,128
N/A [d]	RA Capital Nexus Fund III, LP *,b	104,015	100,390
N/A [d]	RA Capital Nexus Fund, LP *,b	1,147,026	986,604
N/A [d]	Seer Capital Partners Fund LP *	142,560	143,480
N/A [d]	TPG Tech Adjacencies II Interface *,b	699,990	699,990
	Total Private Investment Funds (cost $6,803,944) (54.22%)	6,803,944	6,875,906

	Total Investment (cost $9,721,913) (76.77%)	9,721,913	$9,734,765
	Other assets less liabilities (23.23%)		2,945,004
	Net Assets - 100.00%		$12,679,769

*	Non-income producing security.
[a]	Held in FT Investments Sub I LLC, which is a wholly owned subsidiary of the fund.
[b]	The value of these securities was determined using significant unobservable inputs and is reported as Level 3 securities in the Fair Value Hierarchy table located in Note 2.
[c]	Perpetual security. Maturity date is not applicable
[d]	Investment does not issue shares.

See accompanying Notes to Schedule of Investments.

First Trust Private Assets Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
137 Holdings SXVII, LLC [b]	Not permitted	N/A	$20,530	$25,366	4/1/2022
137 Holdings SXX, LLC [b]	Not permitted	N/A	380,000	447,627	7/31/2023
137 Opportunity Fund, LP [b]	Not permitted	N/A	282,688	272,206	4/1/2022
137 Ventures VI, LP [b]	Not permitted	N/A	135,660	135,660	11/28/2023
Arlington Capital Partners VI, L.P. [b]	Not permitted	N/A	416,810	412,775	12/21/2023
Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P. [b]	Not permitted	N/A	36,879	37,648	4/1/2022
Hedosophia Partners III L.P. [b]	Not permitted	N/A	355,471	291,730	4/1/2022
Hedosophia Partners V L.P. [b]	Not permitted	N/A	214,261	194,094	4/1/2022
Hedosophia Partners V Parallel L.P. [b]	Not permitted	N/A	90,522	95,642	4/1/2022
HS Investments EU21 [b]	Not permitted	N/A	35,898	39,065	4/1/2022
HS Investments EU23 L.P. [b]	Not permitted	N/A	357,898	364,857	8/23/2023
HS Investments IV M L.P. [b]	Not permitted	N/A	358,678	389,585	3/25/2022
HS Investments V F L.P. [b]	Not permitted	N/A	603,955	822,462	7/28/2023
Point 72 Hyperscale, L.P. [b]	Not permitted	N/A	100,517	116,841	4/1/2022
Pomona Investment Fund [a]	Quarterly	75 Days	600,000	600,000	10/1/2023
Quiet ML L.P. [b]	Not permitted	N/A	28,560	26,898	4/1/2022
Quiet SPV R9, L.P. [b]	Not permitted	N/A	635,209	633,631	9/22/2023
Quiet Venture II, L.P. [b]	Not permitted	N/A	319,435	304,376	4/1/2022
Quiet Venture III, L.P. [b]	Not permitted	N/A	125,000	119,851	9/8/2023
RA Capital Nexus Fund II, LP [b]	Not permitted	N/A	212,382	215,128	4/1/2022
RA Capital Nexus Fund III, LP [b]	Not permitted	N/A	104,015	100,390	4/1/2022
RA Capital Nexus Fund, LP [b]	Not permitted	N/A	1,147,026	986,604	4/1/2022
Seer Capital Partners Fund LP [b]	Not permitted	N/A	142,560	143,480	4/1/2022
Stepstone Private Markets Fd 1 [a]	Quarterly	N/A	450,000	461,301	7/25/2023
TPG Tech Adjacencies II Interface [b]	Not permitted	N/A	699,990	699,990	12/28/2023
Totals			$7,853,944	$7,937,207

[a]	The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the fair value of the investment in the Closed-End Fund.
[b]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

See accompanying Notes to Schedule of Investments.

First Trust Private Assets Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator (“UMBFS”), calculates the Fund’s net asset value (“NAV”) as of the close of business on the last business day of each quarter and at such other times as the Fund’s Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the Underlying Manager of a private Investment Fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

First Trust Private Assets Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2023 (Unaudited)

Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Valuation Designee (in reliance on the Investment Funds and/or their administrators) regarding appropriate valuations should prove incorrect. In no event does the Distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share (including a Class thereof) as calculated by or for the Fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring Fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of The Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

First Trust Private Assets Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2023 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds and Private Investment Funds with a fair value of $1,786,247 are excluded from the fair value hierarchy as of December 31, 2023.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Enterprise Software	-	-	519,792	519,792
Financial	-	-	464,900	464,900
Food-Retail	-	-	202,538	202,538
Gaming & Entertainment	-	-	430,000	430,000
Preferred Securities
Consumer Staples	-	-	180,328	180,328
Private Investments	-	-	6,150,960	6,150,960
Subtotal	$-	$-	$7,948,518	$7,948,518
Closed-End Funds				1,061,301
Private Investment Funds				724,946
Total Investments				$9,734,765